Earnings per Unit - Summary of the Securities Excluded from the Weighted-Average Units for Diluted Earnings Per Unit (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A preferred units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,906,980	7,906,980	7,906,980	7,906,980	7,906,980	7,906,980	7,906,980
Class A-1 preferred units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,822,681	7,822,681	7,822,681	7,822,681	7,822,681	7,822,681	7,822,681
Class B preferred units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	40,499,299	40,499,299	40,499,299	40,499,299	40,499,299	40,499,299	40,499,299
Class C preferred units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	18,586,623	18,586,623	18,586,623	18,586,623	18,586,623	18,586,623	18,586,623
Profits interest units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	30,732,995	30,102,751	30,732,995	30,102,751	30,732,995	28,452,751	25,963,448